Related party transactions (Details Textual) - USD ($)		12 Months Ended
		Dec. 31, 2017	Jul. 12, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		70.00%	70.00%
Accounts Receivable, Related Parties	[1]	$ 3,434,845		$ 0
Restricted Stock [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,500,000

[1]	As of December 31, 2017, the Company had total accounts receivable balances of $3,434,845 due from the affiliates of the original shareholders of E-Motors. E-Motors did not have related party’s sales to these two related parties after being acquired by the Company on July 12, 2017 (Note 4). The Company collected back approximately $2.2 million (RMB 14.5 million) from these two related parties by May 6, 2018 and expects to collect the remaining balance by June 30, 2018.